Offsetting Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Offsetting Assets and Liabilities [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 362	$ 2,298
Derivative Asset, Fair Value, Amount Offset Against Collateral	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(108)	(1,291)
Derivative, Collateral, Right to Reclaim Cash	(120)	(841)
Derivative Liability, Fair Value, Gross Liability	(317)	(2,468)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	108	1,291
Derivative, Collateral, Obligation to Return Cash	137	1,092
Securities Sold under Agreements to Repurchase, Gross	(1,500)	0
Securities Sold under Agreements to Repurchase, Amount Offset Against Collateral	0
Securities Sold under Agreements to Repurchase, Amount Offset Against Collateral, Net	(1,500)
Securities Sold under Agreements to Repurchase, Collateral, Right to Reclaim Securities	0
Securities Sold under Agreements to Repurchase, Collateral, Right to Reclaim Cash	1,500
Securities Sold under Agreements to Repurchase	0
Net Asset [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative Asset, Fair Value, Gross Asset	319	1,395
Derivative Asset, Fair Value, Amount Offset Against Collateral	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(65)	(503)
Derivative, Collateral, Right to Reclaim Cash	(120)	(841)
Derivative assets in net liability positions [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative Asset, Fair Value, Gross Asset	43	788
Derivative Asset, Fair Value, Amount Offset Against Collateral	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(43)	(788)
Derivative, Collateral, Right to Reclaim Cash	0	0
Derivative Assets With No Offsetting Arrangements [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative Asset, Fair Value, Gross Asset		115
Derivative Asset, Fair Value, Amount Offset Against Collateral		0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		0
Derivative, Collateral, Right to Reclaim Cash		0
Net Liability [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative Liability, Fair Value, Gross Liability	(252)	(1,929)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	43	788
Derivative, Collateral, Obligation to Return Cash	137	1,092
Derivative liabilities in net asset positions [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative Liability, Fair Value, Gross Liability	(65)	(503)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	65	503
Derivative, Collateral, Obligation to Return Cash	0	0
Derivative Liabilities With No Offsetting Arrangements [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative Liability, Fair Value, Gross Liability		(36)
Derivative Liability, Fair Value, Amount Offset Against Collateral		0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		0
Derivative, Collateral, Obligation to Return Cash		0
Assets [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	362	2,298
Derivative Assets	134	166
Assets [Member] | Net Asset [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	319	1,395
Derivative Assets	134	51
Assets [Member] | Derivative assets in net liability positions [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	43	788
Derivative Assets	0	0
Assets [Member] | Derivative Assets With No Offsetting Arrangements [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net		115
Derivative Assets		115
Liabilities, Total [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	(317)	(2,468)
Derivative Liability	(72)	(85)
Gross Amounts of Recognized Liabilities	(1,817)
Gross Amounts Offset in the Condensed Consolidated Balance Sheet	0
Net Amounts of Liabilities Presented in the Condensed Consolidated Balance Sheet	(1,817)
Gross Amounts Not Offset Against Collateral	108
Obligation to Return Cash	1,637
Net Amount	(72)
Liabilities, Total [Member] | Net Liability [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	(252)	(1,929)
Derivative Liability	(72)	(49)
Liabilities, Total [Member] | Derivative liabilities in net asset positions [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	(65)	(503)
Derivative Liability	0	0
Liabilities, Total [Member] | Derivative Liabilities With No Offsetting Arrangements [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net		(36)
Derivative Liability		$ (36)